Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued compensation		$ 514	$ 1,671
Accrued audit fees		159	133
Accrued license fees		90	70
Accrued clinical expenses		86	199
Accrued other		151	632
Total accrued expenses	$ 99	$ 1,000	$ 2,705